CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
Schedule of contract liabilities

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Beginning balance	170,888,489	158,243,945	1,009,209
Deposits received from customers	693,058,707	587,144,376	3,744,543
Amounts recognized to revenue	(673,048,248)	(578,366,253)	(3,688,560)
Less: refunds to customers	(92,000)	(130,000)	(829)
Less: disposal of a subsidiary*	(32,563,003)	-	-
Ending balance	158,243,945	166,892,068	1,064,363

*	See Note1